Schedule of Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Purchase and sale agreements and other secured borrowings	$ 19,165	$ 22,968
Secured line of credit from affiliates	859
Unsecured line of credit (senior)	1,250	500
EIDL advance		10
Other unsecured debt (senior subordinated)	1,053	1,800
Unsecured Notes through our public offering, gross	20,636	21,482
Other unsecured debt (subordinated)	4,693	2,747
Other unsecured debt (junior subordinated)	447	864
Total	$ 48,103	$ 50,371